SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Common shares, authorized	$ 1,500,000	$ 1,500,000
Common shares, authorized (in shares)	150,000,000	150,000,000	125,000,000
Share capital, par value (in dollars per share)	$ 0.01	$ 0.01	$ 1.00
Common shares, issued	$ 1,109,000	$ 1,015,000
Common shares, issued (in shares)	110,930,873	101,504,575		93,468,000	93,404,000
Exercisable at end of year (in dollars per share)	$ 11.78	$ 12.11